Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Provision [Abstract]
Components of deferred tax assets
	December 31, 2013	December 31, 2012

Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$555,740	$555,078

Less valuation allowance	(555,740)	(555,078)

Deferred tax assets, net of valuation allowance	$-	$-

Reconciliation of federal statutory and effective income tax rate

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%